Employee Option Plans (Details) - Schedule of Sapiens stock-based compensation activity (and not Magic software) - Sapiens [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens stock-based compensation activity (and not Magic software) [Line Items]
Amount of options, Outstanding at beginning of year | shares	1,462,482
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 14.26
Weighted average remaining contractual life, Outstanding at beginning of year	3 years 2 months 1 day
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 24,019
Amount of options, Granted | shares	847,000
Weighted average exercise price, Granted | $ / shares	$ 30.36
Amount of options, Exercised | shares	(359,859)
Weighted average exercise price, Exercised | $ / shares	$ 10.32
Amount of options, Expired and forfeited | shares	(114,238)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 12.69
Amount of options, Outstanding at end of year | shares	1,835,385
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 22.27
Weighted average remaining contractual life, Outstanding at end of year	3 years 9 months 7 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 22,374
Amount of options, Exercisable at end of year | shares	734,969
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 12.95
Weighted average remaining contractual life, Exercisable at end of year	2 years 1 month 6 days
Aggregate intrinsic value, Exercisable at end of year | $	$ 15,064